Fair Value Measurements (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum	Dec. 31, 2013 Level 2	Dec. 31, 2012 Level 2	Dec. 31, 2013 Total Fair Value	Dec. 31, 2012 Total Fair Value	Dec. 31, 2013 Recurring Level 1	Dec. 31, 2012 Recurring Level 1	Dec. 31, 2013 Recurring Level 2	Dec. 31, 2012 Recurring Level 2	Dec. 31, 2013 Recurring Level 3	Dec. 31, 2012 Recurring Level 3	Dec. 31, 2013 Recurring Total Fair Value	Dec. 31, 2012 Recurring Total Fair Value
Fair Value Measurements
Aggregate fair value of PrimeLending's mortgage loans held for sale accounted for under the Fair Value Option	$ 1,090,000,000	$ 1,400,000,000
Unpaid principal balance of PrimeLending loans held for sale accounted under the fair value option	1,070,000,000	1,360,000,000
Fair value measurements
Holding period of mortgage loans held for sale			30 days
Financial assets and liabilities
Cash and cash equivalents								746,023,000	726,460,000					746,023,000	726,460,000
Trading securities	58,846,000	90,113,000						33,000		58,813,000	90,113,000			58,846,000	90,113,000
Available for sale securities	1,203,143,000	990,953,000						22,079,000	20,428,000	1,121,011,000	914,248,000	60,053,000	56,277,000	1,203,143,000	990,953,000
Loans held for sale										1,061,310,000	1,400,737,000	27,729,000		1,089,039,000	1,400,737,000
Derivative assets										23,564,000	15,697,000			23,564,000	15,697,000
Mortgage servicing asset	20,149,000	2,080,000										20,149,000	2,080,000	20,149,000	2,080,000
Time deposits				6,722,909,000	4,698,848,000	6,722,909,000	4,698,848,000				1,073,000				1,073,000
Trading liabilities										46,000	3,164,000			46,000	3,164,000
Derivative liabilities										$ 139,000	$ 1,080,000	$ 5,600,000	$ 4,490,000	$ 5,739,000	$ 5,570,000